Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments	Pension and post-employment actuarial changes	Total
Balance, January 1, 2015	$32,496	$23,164	$1	$(21,448)	$34,213
OCI (loss) before reclassifications	228,861	21,896	(73)	6,487	257,171
Amounts reclassified	—	(5,731)	—	1,084	(4,647)
Net current period OCI	228,861	16,165	(73)	7,571	252,524
Balance, December 31, 2015	$261,357	$39,329	$(72)	$(13,877)	$286,737
OCI before reclassifications	(61,029)	34,308	213	1,648	(24,860)
Amounts reclassified	—	(7,554)	—	604	(6,950)
Net current period OCI	$(61,029)	$26,754	$213	$2,252	$(31,810)
Balance, December 31, 2016	$200,328	$66,083	$141	$(11,625)	$254,927